STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

October 30, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Mr. Edward P. Bartz

Re:	CPG Carlyle Private Equity Master Fund, LLC (the "Fund")
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the Fund, transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Registration Statement").  Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the 1940 Act.

The Fund is a continuously-offered, closed-end fund to be managed by Central Park Advisers, LLC ("Central Park Advisers").  The Fund's investment objective is to seek attractive long-term capital appreciation.  In pursuing its investment objective, the Fund intends to invest substantially all of its assets in alternative investment funds—with an emphasis on private equity funds—sponsored by The Carlyle Group L.P. and its affiliates ("Carlyle").  The Fund and CPG Carlyle Private Equity Fund, LLC (the "Feeder Fund") are organized in what is commonly referred to as a "master-feeder" structure.  The Feeder Fund is the initial feeder fund in this "master-feeder" structure and the Fund anticipates that it may from time to time permit feeder funds in addition to the Feeder Fund to invest in the Fund.  The Feeder Fund concurrently has filed its Registration Statement on Form N-2 under the 1940 Act (the "Feeder Fund's Registration Statement") and also will be managed by Central Park Advisers.  Please note that responses to certain items required to be included in Parts A and B of the Fund's Registration Statement are incorporated by reference from the Feeder Fund's Registration Statement.  Carlyle is not a sponsor, promoter, adviser or affiliate of either the Fund or the Master Fund.

The Fund is structured in many respects similarly to CPG JPMorgan Alternative Strategies Fund, LLC (File No. 811-22446 ) ("CPG JPM"), which also is advised by Central Park Advisers.  Like CPG JPM, the Fund will focus its investments primarily on funds sponsored by a single institution or its affiliates—in this case, Carlyle.  Additionally, like CPG JPM, the Fund intends to issue its limited liability company interests in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended.  However, unlike CPG JPM, the Fund will be structured for federal tax purposes as a partnership, rather than as a regulated investment company.  CPG JPM's registration statement initially was reviewed in September 2010 by Mr. Vincent Distefano of the staff of the Commission (the "Staff"), and subsequently was reviewed in September 2011 by Mr. James E. O'Connor in connection with certain revisions to the Fund's confidential offering memorandum.

The Fund concurrently also has filed an application (the "Application") for an order under Section 6(c) of the 1940 Act, granting an exemption from Sections 18(c) and 18(i) of the 1940 Act, and under Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, to permit the Feeder Fund to offer investors multiple classes of units of beneficial interest ("Units") with varying sales loads and asset-based service and/or distribution fees.  As described more fully in the Application and the Feeder Fund's Registration Statement, the Feeder Fund initially will offer a single class of Units—"Class A Units"—to investors eligible to invest in the Feeder Fund and, if the Application is granted, the Feeder Fund presently intends to offer a second class of Units—"Class I Units"—to investors eligible to invest in the Feeder Fund.

Please direct any questions or comments regarding the Fund's Registration Statement to me at 212.806.6274 (bgreen@stroock.com) or to Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  Gary L. Granik